UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1  –   Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 4.0%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	$1,150	$1,354,734
6.00%, 6/01/39	450	530,114
Birmingham Water Works Board, RB,
4.75%, 1/01/36	2,100	2,238,852
Hoover City Board of Education, Special Tax, Refunding,
4.25%, 2/15/40	2,750	2,862,172

		6,985,872

Arizona – 10.7%
Arizona Health Facilities Authority, Refunding RB, Phoenix Childrens Hospital, Series A,
5.00%, 2/01/42	2,200	2,320,076
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC),
5.00%, 7/01/13(a)	1,500	1,505,940
Arizona State University, RB, Series C,
5.50%, 7/01/26	200	235,176
City of Mesa, RB, Excise Tax,
5.00%, 7/01/32	2,000	2,228,360
Electrical District No. 3, Pinal County Arizona, Refunding RB, Electric System,
4.75%, 7/01/31	3,750	4,006,613
Pima County IDA, Refunding RB, Tucson Electric Power Company Project, Series B,
5.75%, 9/01/29	900	943,623
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,669,320
5.00%, 12/01/37	2,065	2,282,630
San Luis Facility Development Corp., Senior Lien Project, Regional Detention:
6.25%, 5/01/15	125	123,096
7.00%, 5/01/20	300	284,847
7.25%, 5/01/27	600	517,110
State of Arizona, COP, Department of Administration, Series A (AGM),
5.00%, 10/01/29	750	831,795
University Medical Center Corp., RB,
6.50%, 7/01/39	500	570,650
University Medical Center Corp., Refunding RB,
6.00%, 7/01/39	900	1,019,916

		18,539,152

Arkansas – 0.3%
City of Conway, RB, Wastewater Revenue Improvement, Series A,
4.20%, 10/01/37	500	519,055

California – 18.9%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C,
11.08%, 6/01/55(b)	4,500	48,510
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
5.88%, 8/15/31	1,900	2,248,403
California HFA, RB, Home Mortgage, Series G, AMT,
5.05%, 2/01/29	2,285	2,250,611
Carlsbad Unified School District, GO, Election of 2006, Series B,
5.04%, 5/01/34(c)	1,000	827,110
City of Manteca, Refunding RB,
4.00%, 12/01/33	3,395	3,440,595
City of San Jose California, Refunding ARB, Series A-1, AMT,
5.75%, 3/01/34	2,000	2,256,700
Dinuba Unified School District, GO, Election of 2006, (AGM):
5.63%, 8/01/31	250	282,478
5.75%, 8/01/33	500	566,035
Hartnell Community College District, GO, CAB, Election of 2002, Series D,
5.10%, 8/01/34(c)	1,650	1,228,606
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC),
5.03%, 8/01/38(b)	8,000	2,291,520
Palomar Community College District, GO, CAB, Election of 2006, Series B:
4.53%, 8/01/30(b)	1,500	695,235
5.58%, 8/01/33(b)	4,000	1,317,360
4.99%, 8/01/39(c)	2,000	1,246,760
San Diego Community College District, GO, CAB, Election of 2002,
4.91%, 8/01/33(c)	2,800	2,325,988
San Jose Evergreen Community College District, GO, Election of 2010, Series B,
3.50%, 8/01/32	1,200	1,174,968
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,324,760

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose (concluded):
6.00%, 3/01/33	$1,000	$1,221,670
6.50%, 4/01/33	1,950	2,400,606
5.50%, 3/01/40	2,350	2,686,402
State of California, GO, Refunding, Veterans, Series CB, AMT,
5.05%, 12/01/36	475	481,394
Val Verde Unified School District, Special Tax Bonds, Refunding, Junior Lien,
6.25%, 10/01/28	1,585	1,622,517

		32,938,228

Colorado – 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	1,070	1,275,183
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM),
6.00%, 12/01/38	750	855,750

		2,130,933

Connecticut – 1.4%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,250	1,371,750
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	595,545
Sacred Heart University, Series G, 5.38%, 7/01/31	400	437,800

		2,405,095

Delaware – 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc. Indian River Project,
6.00%, 10/01/40	1,200	1,343,448

Florida – 1.7%
Lee County Florida, Refunding ARB, Series A, AMT (AGM),
5.00%, 10/01/28	2,000	2,172,120
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center,
5.00%, 6/01/36	125	130,098
Stevens Plantation Community Development District, Special Assessment Bonds, Series A,
7.10%, 5/01/35(d)(e)	910	683,173

		2,985,391

Hawaii – 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Kahala Nui,
5.25%, 11/15/37	400	432,164

Idaho – 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B,
6.25%, 12/01/33	1,750	2,075,797

Illinois – 8.3%
Chicago Illinois Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/40	665	738,562
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series B, AMT,
4.00%, 1/01/29	4,000	3,954,160
Illinois Finance Authority, RB, Rush University Medical Center, Series C,
6.63%, 11/01/39	650	784,680
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	212,291
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,151,956
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,124,300
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,108,630
6.00%, 6/01/28	1,150	1,371,214
Village of Bollingbrook, GO, Refunding, Series B (NPFGC),
6.27%, 1/01/36(b)	16,065	3,985,084

		14,430,877

Indiana – 0.6%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	1,000	1,095,500

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa – 1.0%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	$500	$560,240
6.00%, 9/01/39	1,000	1,112,310

		1,672,550

Kansas – 0.4%
Pratt County Public Building Commission, RB,
3.25%, 12/01/32	800	751,368

Louisiana – 3.2%
Lafayette Public Trust Financing Authority, Refunding RB, Ragin’ Cajun Facilities Project (AGM),
3.75%, 10/01/32	270	268,445
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	480	461,390
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,050	1,246,623
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	462,276
Cleco Power LLC Project, Series B, 4.25%, 12/01/38	1,400	1,396,318
Franciscan Missionaries of Our Lady Health System Project, Series B, 5.00%, 7/01/42	1,600	1,732,208

		5,567,260

Maryland – 2.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	250	276,535
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital,
5.63%, 7/01/30	2,900	3,205,022

		3,481,557

Michigan – 3.0%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I,
6.25%, 10/15/38	1,250	1,502,387
Michigan Technological University, Refunding RB, General, Series A,
4.00%, 10/01/30	1,290	1,320,870
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,950	2,463,942

		5,287,199

Minnesota – 3.2%
City of Minneapolis, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	4,600	5,584,216

Mississippi – 3.2%
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	917,873
Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,946,315
University of Southern Mississippi, RB, Campus Facilities Improvements Project,
5.38%, 9/01/36	2,100	2,326,653
Warren County Missouri, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, AMT,
5.38%, 12/01/35	400	437,944

		5,628,785

Missouri – 3.7%
Missouri Development Finance Board, RB:
Annual Appropriation Sewer System, 5.00%, 11/01/41	900	956,475
St. Joseph Sewage System Improvements, Series E, 5.25%, 5/01/31	580	613,710
Missouri Development Finance Board, Refunding RB, Electric System Projects, Series F,
4.00%, 6/01/32	2,490	2,483,426

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	$500	$553,605
Heartland Regional Medical Center, 4.13%, 2/15/43	770	738,122
Missouri State Health & Educational Facilities Authority, Refunding RB, Coxhealth, Series A,
5.00%, 11/15/38	1,000	1,071,490

		6,416,828

Montana – 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A,
4.75%, 1/01/40	1,350	1,444,325

Multi-State – 6.5%
Centerline Equity Issuer Trust,
7.20%, 11/15/14(f)	10,500	11,315,325

Nebraska – 2.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.00%, 9/01/42	600	644,604
City of Omaha NE Sewer, RB, System:
4.25%, 11/15/38	1,440	1,500,221
4.00%, 11/15/42	2,200	2,225,916

		4,370,741

Nevada – 1.1%
City of Las Vegas NV, Special Assessment Bonds, Summerlin Area,
5.65%, 6/01/23	1,250	1,231,275
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project,
5.00%, 5/15/29	575	621,115

		1,852,390

New Jersey – 10.4%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B,
6.25%, 1/01/37(d)(e)	915	64,050
New Jersey Economic Development Authority, RB, Continental Airlines, Inc. Project, AMT,
7.20%, 11/15/30(g)	3,000	3,011,010
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,500	1,525,050
Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,872,125
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	789,113
7.50%, 12/01/32	800	976,672
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	510	566,962
5.63%, 7/01/37	1,700	1,881,713
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.50%, 10/01/38	410	424,489

		18,111,184

New York – 4.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A,
7.00%, 5/01/35(d)(e)	455	68,186
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT,
7.75%, 8/01/31(d)(e)(g)	3,165	3,649,752
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	800	947,320
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A,
6.00%, 7/01/18(a)	1,000	1,243,570
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT,
5.25%, 11/01/42	400	407,836
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Remarketing, Series A,
5.00%, 11/01/30	1,500	1,652,415

		7,969,079

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina – 3.1%
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT,
5.75%, 8/01/35	$2,695	$2,622,397
North Carolina Medical Care Commission, Refunding RB:
Novant Health, Series A, 4.00%, 11/01/46	900	837,261
South Eastern Regional Medical Center, 3.25%, 6/01/27	300	286,674
South Eastern Regional Medical Center, 5.00%, 6/01/32	660	727,828
University Health System, Series D, 6.25%, 12/01/33	800	950,288

		5,424,448

North Dakota – 1.1%
City of Fargo, Refunding RB, University Facilities Development Foundation Project,
3.00%, 12/01/30	400	371,072
City of Grand Forks, Refunding RB, Healthcare Systems,
5.00%, 12/01/32	1,415	1,509,805

		1,880,877

Ohio – 0.5%
Kent State University, RB, General Receipts, Series A,
5.00%, 5/01/42	800	875,808

Oklahoma – 1.3%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A,
4.00%, 1/01/38	2,250	2,229,075

Oregon – 3.4%
City of Madras, GO, Refunding,
4.00%, 2/15/33	500	470,025
Clackamas County Housing Authority, HRB, M/F Housing, Easton Ridge Apartments Project, Series A:
3.50%, 9/01/33	755	723,177
4.00%, 9/01/43	660	636,379
4.00%, 9/01/49	750	726,690
Oregon Health & Science University, RB, Series A,
5.75%, 7/01/39	750	872,640
Oregon Health & Science University, Refunding RB:
Series A, 3.00%, 7/01/24	1,000	1,002,980
Series E, 5.00%, 7/01/32	750	843,082
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A,
5.25%, 10/01/40	500	542,000

		5,816,973

Pennsylvania – 2.7%
Allegheny County IDA, Refunding RB, US Steel Corp. Project,
6.55%, 12/01/27	1,695	1,938,199
Delaware River Port Authority, RB, Series D (AGM),
5.00%, 1/01/40	2,600	2,832,258

		4,770,457

Puerto Rico – 1.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.85%, 8/01/35 (b)	1,000	278,550
First Sub-Series A, 5.75%, 8/01/37	1,000	1,077,750
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC),
5.57%, 8/01/41(b)	5,000	1,063,600

		2,419,900

Rhode Island – 1.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	1,000	1,168,880
State of Rhode Island, COP, Series C, School for the Deaf (AGC),
5.38%, 4/01/28	900	1,000,332

		2,169,212

Tennessee – 1.4%
Johnson City Health & Educational Facilities Board, RB, Mountain States Health,
5.00%, 8/15/42	800	851,544
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A,
5.38%, 11/01/28	275	304,062

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare,
5.00%, 5/01/42	$1,200	$1,307,064

		2,462,670

Texas – 17.1%
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Young Men’s Christian Association of the Greater Houston Area, Series A,
5.00%, 6/01/38	345	361,601
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B(a):
7.13%, 12/01/18	500	659,690
7.25%, 12/01/18	1,750	2,320,553
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC),
5.79%, 11/15/41(b)	11,690	2,305,502
Matagorda County Navigation District No 1, Refunding RB, Central Power & Light Co. Project, Series A,
6.30%, 11/01/29	1,500	1,745,385
Midland County Fresh Water Supply District No 1, RB, CAB, City of Midland Project, Series A (b):
4.57%, 9/15/36	4,900	1,710,149
4.70%, 9/15/38	10,760	3,325,270
Midland County Fresh Water Supply District No 1, Refunding RB, City of Midland Project,
3.38%, 9/15/32	1,575	1,507,039
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project,
7.00%, 6/30/40	2,000	2,423,140
Texas State Turnpike Authority, RB, CAB (AMBAC),
6.03%, 8/15/35(b)	50,000	13,370,000

		29,728,329

Vermont – 1.7%
University of Vermont & State Agricultural College, Refunding RB, Series A,
4.00%, 10/01/38	1,200	1,203,852
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A,
4.75%, 12/01/36	800	819,448
Vermont Educational & Health Buildings Financing Agency, Refunding RB, St. Michaels College,
5.00%, 10/01/42	900	963,684

		2,986,984

Virginia – 1.2%
Prince William County IDA, Refunding RB, Novant Health Obligation Group, Series B,
4.00%, 11/01/46	1,200	1,132,380
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT,
5.50%, 1/01/42	940	1,005,076

		2,137,456

Washington – 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC),
6.00%, 8/15/39	1,400	1,584,772

West Virginia – 2.1%
City of Wheeling West Virginia Waterworks & Sewerage System, RB:
5.00%, 6/01/38	2,000	2,175,560
4.00%, 6/01/43	200	192,988
West Virginia University, RB, West Virginia University Projects, Series B,
5.00%, 10/01/36	1,100	1,242,923

		3,611,471

Wyoming – 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project,
5.25%, 7/15/26	1,200	1,336,968

Total Municipal Bonds – 135.0%		234,769,719

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Colorado – 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM),
5.00%, 9/01/36	$3,750	$3,973,612

Massachusetts – 0.9%
Massachusetts Water Resources Authority, Refunding RB, General, Series A,
5.00%, 8/01/41	1,450	1,601,641

Michigan – 2.3%
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C,
4.00%, 12/01/32	4,000	4,030,120

New Jersey – 0.9%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(i)	1,400	1,559,978

New York – 12.5%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	2,500	2,883,426
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	450	527,732
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series CC, 5.00%, 6/15/47	6,000	6,558,720
Second General Resolution, Series FF-2, 5.50%, 6/15/40	405	472,952
Water and Sewer System, 4.75%, 6/15/30	3,000	3,300,960
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	2,505	2,812,299
New York State Dormitory Authority, RB, New York University, Series A,
5.00%, 7/01/38	2,199	2,437,831
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/42	760	848,031
New York State Thruway Authority, Refunding RB, Transportation, Series A,
5.00%, 3/15/31	1,560	1,769,025

		21,610,976

Ohio – 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM),
5.00%, 10/01/41	1,260	1,314,457
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A,
5.25%, 1/01/33	2,000	2,186,820

		3,501,277

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.9%		36,277,604

Total Long-Term Investments (Cost – $250,674,279) – 155.9%		271,047,323

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(j)(k)	734,310	734,310

Total Short-Term Securities (Cost – $734,310) – 0.4%		734,310

Total Investments (Cost – $251,408,589*) – 156.3%		271,781,633
Other Assets Less Liabilities – 1.5%		2,636,904
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (11.9%)		(20,620,649)
VMTP Shares, at Liquidation Value – (45.9%)		(79,900,000)

Net Assets Applicable to Common Shares – 100.0%		$173,897,888

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,044,881

Gross unrealized appreciation	$24,132,229
Gross unrealized depreciation	(3,004,349)

Net unrealized appreciation	$21,127,880

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $1,087,771.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	583,607	150,703	734,310	$465

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	EDC	Economic Development Corp.
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
	AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds
	ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
	CAB	Capital Appreciation Bonds	LRB	Lease Revenue Bonds
	COP	Certificates of Participation	M/F	Multi-Family
	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
			RB	Revenue Bonds

8	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(21)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	2,713,594	$21,819

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$271,047,323	–	$271,047,323
Short-Term Securities	$734,310	–	–	734,310

Total	$734,310	$271,047,323	–	$271,781,633

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$21,819	–	–	$21,819

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013	9

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$127,000	–	–	$127,000
Liabilities:
TOB trust certificates	–	$(20,608,872)	–	(20,608,872)
VMTP shares	–	(79,900,000)	–	(79,900,000)

Total	$127,000	$(100,508,872)	–	$(100,381,872)

There were no transfers between levels during the period ended May 31, 2013.

10	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Trust

Date: July 25, 2013